EMPLOYEE BENEFITS - fair value (Details) - R / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2016
Inputs to option pricing model, share options granted [Abstract]
7 day VWAP of the DRDGOLD Limited share	R 25.14	R 4.37	R 2.26
Annualized Forward dividend yield	1.00%	4.30%	4.30%